Inventories	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventories
Note 4 - Inventories
	June 30,	December 31,
	2019	2018
	US$ thousands

Raw materials and components	15,393	19,088
Products in process	7,921	10,883
Finished products	10,931	12,398
	34,245	42,369